Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 8 — Income Taxes
The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. There was no income tax expense for the years ending December 31, 2020 and 2019.

The income tax provision (benefit) consists of the following for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Current
Federal	$(4,908)	$(95)
State	—	—
Deferred
Federal	(600,500)	(20)
State	—	—
Change in valuation allowance	605,408	115

Income tax provision expense	$—	$—

The Company’s net deferred tax assets are as follows as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Deferred tax asset	$573,282	$—
Mark-to-Market Adjustments
Startup/Organizational Costs	27,218	20
Net operating loss carryforwards	4,908	95

Total deferred tax assets	605,408	115
Valuation Allowance	(605,408)	(115)

Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.
There were no unrecognized tax benefits as of December 31, 2020 and 2019. No amounts were accrued for the payment of interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Statutory Federal income tax rate	21.0%	21.0%
Change in Valuation Allowance	(21.0)%	(21.0)%

Income Taxes Benefit	0.0%	0.0%